Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments
	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands
Year Ended December 31, 2025
Revenues	$156,206	$24,254	$180,460
Cost of revenues (1)	83,928	20,125	104,053
Gross profit	$72,278	$4,129	$76,407
Unallocated corporate expenses			(50,174)
Finance expense, net			(2,766)
Income before taxes on income			$23,467

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands
Year Ended December 31, 2024
Revenues	$141,447	$19,506	$160,953
Cost of revenues (1)	73,708	17,278	90,986
Gross profit	$67,739	$2,228	$69,967
Unallocated corporate expenses			(49,916)
Finance expense, net			(6,717)
Income before taxes on income			$13,334

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Cost of revenues (1)	63,342	23,687	87,029
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance expense, net			(1,635)
Income before taxes on income			$8,429

(1)	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.